Cash and cash equivalents, Credit Quality (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	$ 620,896	$ 150,983	$ 667,178	$ 241,324
AAA [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	231,517	33,057
AA- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	80,975	69,814
A+ [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	260,404	25,221
A [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	20,063	6,355
A- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	3,767	5,820
BBB+ [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	4,546	471
BBB [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	994	903
BBB- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	558	165
BB+ [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	2,042	357
BB [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	32	283
BB- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	15,187	8,221
B+ [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	0	24
CCC+ [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	212	193
C- [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	321	0
Not Rated [Member]
Credit quality of cash and cash equivalents [Abstract]
Cash and cash equivalents	$ 278	$ 99